Short term investments (Details)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)
Short-term Investments	$ 550,000	$ 550,000	$ 341,261	$ 341,261
Less than 90 days [Member]
Short-term Investments		0		191,261
184 days to One year [Member]
Short-term Investments		$ 550,000		$ 150,000